Segment information (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Maximum allowed percentage of revenue	10.00%	10.00%	10.00%
Net of investments with negative equity	$ 80	$ 22	$ 7
Operations Center in Argentina [Member]
Statement [Line Items]
Revenues	374,042	367,827	361,377
Reportable assets	2,728,390	2,697,289	3,269,593
BHSA [Member]
Statement [Line Items]
Investment	13,639	40,782	15,969
Uruguay [Member]
Statement [Line Items]
Revenues	547	9,273	13,031
Reportable assets	11,472	12,086	16,801
U.S.A [Member]
Statement [Line Items]
Revenues	73	102	113
Reportable assets	1,620	2,446	2,735
Other Countries [Member]
Statement [Line Items]
Revenues	620	9,375	13,144
Reportable assets	13,231	14,626	19,636
GCDI [Member]
Statement [Line Items]
Investment	$ 519	$ (7,918)	$ 841